Other Investments (Tables)	6 Months Ended
Sep. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Summary of Other Invesments

A summary of the Company’s other investments at September 30, 2019 and March 31, 2019 is summarized in the tables that follow.

	September 30, 2019
		Unrealized Amounts
	Amortized Costs	Gains	Losses	Fair Value
Debt Securities (Level 2)	$42,326	$1,571	$—	$43,897
Forward Purchase Contracts (Level 2)	$232,929	$—	$(2,435)	230,494

				$274,391
Amounts classified within current assets				15,154

Amounts classified within Other investments				$259,237

March 31, 2019
Unrealized Amounts
	Amortized Costs	Gains	Losses	Fair Value
Debt Securities	$—	$—	$—	$—
Forward Purchase Contracts	$—	$—	$—	—

—
Amounts classified within current assets				—

Amounts classified within Other investments				$—

Schedule of Maturities of Investments in Debt Securities

Scheduled maturities of investments in debt securities at September 30, 2019 were as follows:

	Amortized Cost	Fair Value
Due in one year or less	$15,154	$15,154
Due after one year through five years	27,172	28,742
Due after five years through ten years	—	—
Due after ten years	—	—

	$42,326	$43,896

Schedule of Unrealized Gains and Losses Related to Equity Securities

The portion of unrealized gains and losses for each period related to equity securities still held at each reporting date is calculated as follows:

	Six Months Ended
	September 30,
	2019	2018
Net gains and losses recognized during the period on equity securities	$(2,435)	$—
Less: Net gains and losses recognized during the period on equity securities sold during the period	—	—

Unrealized gains and losses recognized during the reporting period on equity securities still held at the reporting date	$(2,435)	$—